Schedule of Other Current Liabilities (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Customer deposits	$ 15,426	$ 424
Accrued bonus	248	122
Taxes	6
Other	981
Total other current liabilities	$ 16,661	$ 546